Prepaid Expenses and Other Current Assets (Details) - Schedule of Prepaid Expenses and Other Current Assets - USD ($)		Mar. 31, 2024	Sep. 30, 2023
Prepaid Expenses and Other Current Assets [Abstarct]
Refund of advance to a supplier	[1]		$ 1,314,008
Prepayment for intent equity investment	[2]	3,213,163
Contingent asset of the acquisition of Changzhou Sixun	[3]	647,040	947,178
Short-term receivables due to disposal of Tianjin Jiahao		874,410	890,214
Receivable from a third party	[4]	754,816
Prepaid professional service fee		31,966	16,911
Security deposits		31,439	31,113
Deductible input VAT		538,226	27,178
Prepaid rental and utilities fee		12,145	18,063
Other		112,880	77,637
Prepaid expenses and other current assets		$ 6,216,085	$ 3,322,302

[1]	In June 2023, Jiangsu Supply Chain terminated a purchase contract with a supplier in which Jiangsu Supply Chain should pay $27,700 (RMB200,000) to the supplier for initiating termination of the contract, and the supplier should refund all the advance payment from Jiangsu Supply Chain. All the advance payment was refunded on November 13, 2023.
[2]	On Octorber 18, 2023, due to Changzhou EZGO’s intention to increase its stake in Chongqing Chenglu Technology Co., Ltd. (“Chongqing Chenglu”), Changzhou EZGO made an advance payment of $3.2 million (RMB23.2 million) to Hangzhou Yingyun Equity Investment Partnership (Limited partnership) (“Hangzhou Yingyun”), a shareholder of Chongqing Chenglu. According to the agreement, if Hangzhou Yingyun fails to complete the equity transfer before September 25, 2024, Hangzhou Yingyun shall repay the advance payment and pay interest at an annual interest rate of 5% in one lump sun before September 25, 2024.
[3]	In the acquisition of Changzhou Sixun, the Sellers (as defined in Note 3) undertakes that if Changzhou Sixun and its subsidiary fail to meet the specific performance indicators as stated in the equity transfer agreement by 100% in each fiscal year 2023 to 2025, the Sellers shall pay the Company for a certain amount based on the uncompleted portion in the respective fiscal year 2023 to 2025. As of September 30, 2023, the Company recognized RMB6.9 million ($958,955) in contingent asset for the contingent consideration. On March 31, 2024, the Company entered into a supplemental agreement with the Sellers to waive the term on the compensation on committed financial performance. As of March 31, 2024, the Company remeasured the FV of the contingent assets of $647,040 based on the evaluation results from an independent third-party valuation specialist, and recognized a fair value change of $310,667 for the six months ended March 31, 2024.
[4]	The Company invested a convertible debt instrument, issued by a private company in 2020 (Note5 (1)). On March 31, 2024, the Company issued a redemption notice of the convertible debt instrument to the issuer, opting for redemption and requesting repayment of $692,492 before September 30, 2024.